Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, net consists of the following:

(in thousands)	December 31, 2023	December 31, 2022
Computer equipment	$94	$89
Computer software	27	27
Furniture & fixtures	81	81
Leasehold improvement	368	368
Machinery & equipment	121	146
Property and equipment, gross	691	711
Less: Accumulated depreciation	(557)	(507)
Property and equipment, net	$134	$204